PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2026 and December 31, 2025 is summarized as follows:

	June 30,	December 31,
	2026	2025
Machinery & Equipment	$19,904,507	$19,658,607
Furniture & Fixtures	6,128	6,128
Vehicles	21,613,488	21,742,353
Leaseholder Improvement	2,036,384	2,036,384
Land	3,641,579	3,641,579
Buildings	724,170	724,170
Subtotal	47,926,256	47,809,221

Less accumulated depreciation	(14,823,958)	(11,961,211)
Property and equipment, net	$33,102,298	$35,848,010

Property and equipment as of December 31, 2025 and 2024 is summarized as follows:

	December 31,	December 31,
	2025	2024
Machinery & Equipment	$19,658,607	$18,467,955
Furniture & Fixtures	6,128	6,128
Vehicles	21,742,353	20,679,716
Leaseholder Improvement	2,036,384	1,886,384
Land	3,641,579	3,641,579
Buildings	724,170	724,170
Subtotal	47,809,221	45,405,932
Less accumulated depreciation	(11,961,211)	(7,974,269)
Property and equipment, net	$35,848,010	$37,431,663